Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 860	$ (2,052)	$ 10,463	$ (24,320)
Gain/(Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	3,642	(3,927)	15,611	(25,934)
Total	$ 3,642	$ (3,927)	$ 15,611	$ (25,934)